SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Communication Services – 4.6%
Entertainment - 0.8%
IMAX Corporation [1]	70,200	$1,135,134
Interactive Media & Services - 1.6%
DHI Group [1]	93,131	237,484
QuinStreet [1]	111,036	1,960,896
		2,198,380
Media - 2.2%
Entravision Communications Cl. A	95,281	156,261
Innovid Corp. [1]	366,835	913,419
Magnite [1]	96,900	1,041,675
Thryv Holdings [1]	41,800	929,214
		3,040,569
Total		6,374,083

Consumer Discretionary – 12.3%
Automobile Components - 2.2%
Modine Manufacturing [1]	19,190	1,826,696
Stoneridge [1]	65,400	1,205,976
		3,032,672
Diversified Consumer Services - 0.7%
Lincoln Educational Services [1]	94,873	980,038
Hotels, Restaurants & Leisure - 1.2%
Century Casinos [1]	178,185	563,065
Lindblad Expeditions Holdings [1]	112,000	1,044,960
		1,608,025
Household Durables - 1.8%
Hovnanian Enterprises Cl. A [1]	8,872	1,392,372
Legacy Housing [1]	51,096	1,099,586
		2,491,958
Leisure Products - 1.4%
American Outdoor Brands [1]	115,545	1,016,796
MasterCraft Boat Holdings [1]	36,317	861,439
		1,878,235
Specialty Retail - 4.3%
Beyond [1]	27,900	1,001,889
Citi Trends [1]	56,594	1,535,395
OneWater Marine Cl. A [1]	31,981	900,265
Shoe Carnival	46,300	1,696,432
Zumiez [1]	54,100	821,779
		5,955,760
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group [1]	185,300	189,006
Vera Bradley [1]	122,400	832,320
		1,021,326
Total		16,968,014

Consumer Staples – 0.6%
Food Products - 0.6%
Seneca Foods Cl. A [1]	14,352	816,629
Total		816,629

Energy – 3.9%
Energy Equipment & Services - 3.9%
Natural Gas Services Group [1]	98,172	1,907,482
Newpark Resources [1]	221,300	1,597,786
Profire Energy [1]	597,729	1,105,798
Ranger Energy Services Cl. A	66,723	753,303
Total		5,364,369

Financials – 11.7%
Banks - 7.5%
BayCom	64,651	1,332,457
Customers Bancorp [1]	30,300	1,607,718
HarborOne Bancorp	103,591	1,104,280
HBT Financial	66,727	1,270,482
HomeTrust Bancshares	48,800	1,334,192
Investar Holding	78,710	1,287,696
Midway Investments [1,2]	1,751,577	0
Stellar Bancorp	42,845	1,043,704
Territorial Bancorp	15,085	121,585
Western New England Bancorp	167,162	1,282,133
		10,384,247
Capital Markets - 3.3%
Canaccord Genuity Group	166,370	1,093,125
Silvercrest Asset Management Group Cl. A	71,263	1,126,668
Sprott	30,380	1,120,957
StoneX Group [1]	17,181	1,207,137
		4,547,887
Financial Services - 0.9%
Cass Information Systems	25,348	1,221,013
Total		16,153,147

Health Care – 6.8%
Biotechnology - 2.4%
ARS Pharmaceuticals [1]	88,576	905,247
CareDx [1]	69,360	734,522
Dynavax Technologies [1]	80,400	997,764
MeiraGTx Holdings [1]	102,111	619,814
		3,257,347
Health Care Equipment & Supplies - 2.5%
Apyx Medical [1]	257,818	350,633
Artivion [1]	78,089	1,652,363
Profound Medical [1]	95,800	807,675
Zynex [1]	51,866	641,582
		3,452,253
Life Sciences Tools & Services - 1.3%
BioLife Solutions [1]	37,988	704,678
Harvard Bioscience [1]	267,680	1,134,963
		1,839,641
Pharmaceuticals - 0.6%
Harrow [1,3]	60,184	796,234
Total		9,345,475

Industrials – 25.8%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	56,055	1,067,287
CPI Aerostructures [1]	143,579	335,975
		1,403,262
Building Products - 1.4%
Quanex Building Products	48,806	1,875,615

Commercial Services & Supplies - 4.4%
Acme United	33,682	1,582,717
CECO Environmental [1]	78,821	1,814,460
Montrose Environmental Group [1]	21,255	832,558
VSE Corporation	22,657	1,812,560
		6,042,295
Construction & Engineering - 3.7%
Concrete Pumping Holdings [1]	138,400	1,093,360
Construction Partners Cl. A [1]	8,237	462,508
IES Holdings [1]	15,884	1,932,130
Northwest Pipe [1]	45,746	1,586,471
		5,074,469
Electrical Equipment - 1.0%
American Superconductor [1]	102,877	1,389,868
Machinery - 5.8%
Alimak Group	87,303	799,299
Commercial Vehicle Group [1]	116,799	751,018
Graham Corporation [1]	70,434	1,921,439
Luxfer Holdings	68,392	709,225
Porvair	146,872	1,153,029
Shyft Group (The)	81,905	1,017,260
Wabash National	56,800	1,700,592
		8,051,862
Marine Transportation - 1.2%
Clarkson	32,700	1,655,019
Professional Services - 4.8%
CRA International	11,596	1,734,530
Forrester Research [1]	39,153	844,139
Kforce	17,400	1,227,048
NV5 Global [1]	10,300	1,009,503
Resources Connection	90,854	1,195,638
TrueBlue [1]	51,200	641,024
		6,651,882
Trading Companies & Distributors - 2.5%
Distribution Solutions Group [1]	49,280	1,748,455
Transcat [1]	14,945	1,665,321
		3,413,776
Total		35,558,048

Information Technology – 25.9%
Communications Equipment - 3.9%
Applied Optoelectronics [1]	84,822	1,175,633
Clearfield [1,3]	27,055	834,376
Comtech Telecommunications [1]	68,422	234,687
Digi International [1]	42,359	1,352,523
EMCORE Corporation [1]	80,106	27,637
Genasys [1]	244,261	578,899
Harmonic [1]	87,400	1,174,656
		5,378,411
Electronic Equipment, Instruments & Components - 7.9%
Arlo Technologies [1]	130,400	1,649,560
Bel Fuse Cl. B	17,287	1,042,579
FARO Technologies [1]	59,900	1,288,449
LightPath Technologies Cl. A [1]	383,700	529,506
Luna Innovations [1]	194,632	623,796
nLIGHT [1]	114,500	1,488,500
PAR Technology [1]	32,800	1,487,808
Powerfleet NJ [1,3]	221,711	1,183,937
SmartRent Cl. A [1]	109,483	293,414
VIA optronics ADR [1]	116,260	91,845

Vishay Precision Group [1]	35,200	1,243,616
		10,923,010
Semiconductors & Semiconductor Equipment - 11.8%
Aehr Test Systems [1,3]	49,274	610,998
Amtech Systems [1]	107,919	583,842
Axcelis Technologies [1]	7,103	792,127
AXT [1]	221,200	1,015,308
Camtek [1]	19,708	1,650,939
Cohu [1]	36,100	1,203,213
Ichor Holdings [1]	37,200	1,436,664
inTEST Corporation [1]	82,638	1,094,953
Kopin Corporation [1]	352,219	633,994
Nova [1,3]	10,096	1,790,828
NVE Corporation	14,973	1,350,265
PDF Solutions [1]	30,100	1,013,467
Photronics [1]	53,036	1,501,980
Ultra Clean Holdings [1]	33,711	1,548,683
		16,227,261
Software - 0.8%
Agilysys [1]	13,000	1,095,380
Technology Hardware, Storage & Peripherals - 1.5%
AstroNova [1]	73,285	1,305,938
Intevac [1]	216,483	831,295
		2,137,233
Total		35,761,295

Materials – 4.5%
Chemicals - 1.5%
Aspen Aerogels [1]	74,619	1,313,295
Core Molding Technologies [1]	41,201	779,935
		2,093,230
Metals & Mining - 3.0%
Altius Minerals	47,900	726,695
Ferroglobe	173,862	865,833
Major Drilling Group International [1]	221,100	1,469,049
Universal Stainless & Alloy Products [1]	48,737	1,092,683
		4,154,260
Total		6,247,490

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [1]	12,440	763,816
Total		763,816

TOTAL COMMON STOCKS
(Cost $95,258,427)		133,352,366

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $4,898,419 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $4,993,794) (Cost $4,895,835)		4,895,835

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.5%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.18%) (Cost $620,390)	620,390	620,390

TOTAL INVESTMENTS – 100.6%
(Cost $100,774,652)	138,868,591

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%	(832,046)

NET ASSETS – 100.0%	$138,036,545

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Communication Services – 2.4%
Media - 2.4%
Entravision Communications Cl. A	86,871	$142,469
Saga Communications Cl. A	156,324	3,487,588
TEGNA	264,231	3,947,611
Total		7,577,668

Consumer Discretionary – 21.3%
Automobile Components - 0.7%
Visteon Corporation [1]	18,753	2,205,540
Diversified Consumer Services - 0.0%
frontdoor [1]	971	31,635
Hotels, Restaurants & Leisure - 1.7%
Bloomin’ Brands	185,288	5,314,060
Household Durables - 6.2%
M/I Homes [1]	41,555	5,663,531
Meritage Homes	23,735	4,164,543
PulteGroup	45,465	5,483,988
Tri Pointe Homes [1]	104,381	4,035,370
		19,347,432
Specialty Retail - 9.2%
Buckle (The)	109,024	4,390,397
Caleres	127,716	5,240,187
Destination XL Group [1]	679,109	2,444,792
Haverty Furniture	99,096	3,381,156
Shoe Carnival	167,255	6,128,223
Signet Jewelers	40,822	4,085,058
Williams-Sonoma	9,734	3,090,837
		28,760,650
Textiles, Apparel & Luxury Goods - 3.5%
Carter’s	43,895	3,717,029
Kontoor Brands	72,998	4,398,130
Oxford Industries	21,546	2,421,770
Steven Madden	7,623	322,300
		10,859,229
Total		66,518,546

Consumer Staples – 2.7%
Consumer Staples Distribution & Retail - 2.7%
Ingles Markets Cl. A	48,462	3,716,066
Village Super Market Cl. A	162,566	4,651,013
Total		8,367,079

Energy – 11.4%
Energy Equipment & Services - 1.3%
Helmerich & Payne	94,127	3,958,981
Oil, Gas & Consumable Fuels - 10.1%
Chord Energy	28,885	5,148,463
Civitas Resources	55,458	4,209,817
Dorchester Minerals L.P.	140,981	4,753,879
Matador Resources	56,387	3,764,960
Riley Exploration Permian	133,294	4,398,702
SilverBow Resources [1]	134,836	4,603,301

SM Energy	94,586	4,715,112
		31,594,234
Total		35,553,215

Financials – 17.2%
Banks - 12.5%
Citizens Community Bancorp	142,212	1,727,876
CNB Financial	196,739	4,011,508
Dime Community Bancshares	197,901	3,811,573
Heritage Financial	200,713	3,891,825
Mid Penn Bancorp	152,108	3,043,681
Princeton Bancorp	37,783	1,162,961
Riverview Bancorp	230,670	1,088,762
Summit Financial Group	119,048	3,233,344
Timberland Bancorp	138,689	3,733,508
TrustCo Bank Corp NY	117,790	3,316,966
Unity Bancorp	147,820	4,079,832
Univest Financial	188,068	3,915,576
Western New England Bancorp	255,739	1,961,518
		38,978,930
Capital Markets - 1.7%
Evercore Cl. A	27,938	5,380,580
Financial Services - 1.5%
International Money Express [1]	209,991	4,794,095
Insurance - 1.5%
Tiptree	265,351	4,585,265
Total		53,738,870

Health Care – 6.5%
Biotechnology - 1.4%
Catalyst Pharmaceuticals [1]	276,200	4,402,628
Health Care Providers & Services - 2.6%
Cross Country Healthcare [1]	163,010	3,051,547
Molina Healthcare [1]	12,175	5,001,855
		8,053,402
Pharmaceuticals - 2.5%
Collegium Pharmaceutical [1]	103,793	4,029,244
SIGA Technologies	417,947	3,577,627
		7,606,871
Total		20,062,901

Industrials – 17.6%
Air Freight & Logistics - 1.0%
Hub Group Cl. A	71,970	3,110,543
Building Products - 2.5%
Quanex Building Products	119,167	4,579,588
UFP Industries	25,159	3,094,808
		7,674,396
Construction & Engineering - 1.4%
Northwest Pipe [1]	40,264	1,396,356
Sterling Infrastructure [1]	26,636	2,938,217
		4,334,573
Electrical Equipment - 0.9%
Preformed Line Products	23,274	2,994,666
Ground Transportation - 3.6%
ArcBest Corporation	36,895	5,257,538
Schneider National Cl. B	135,010	3,056,626
Universal Logistics Holdings	75,644	2,788,994
		11,103,158

Machinery - 2.4%
Allison Transmission Holdings	38,195	3,099,906
Commercial Vehicle Group [1]	39,295	252,667
Wabash National	134,769	4,034,984
		7,387,557
Marine Transportation - 1.9%
Genco Shipping & Trading	134,042	2,725,074
Pangaea Logistics Solutions	478,488	3,335,061
		6,060,135
Professional Services - 3.9%
Barrett Business Services	37,218	4,716,265
IBEX [1]	263,581	4,067,055
Korn Ferry	51,501	3,386,706
		12,170,026
Total		54,835,054

Information Technology – 15.4%
Communications Equipment - 1.5%
Aviat Networks [1]	121,017	4,639,792
Electronic Equipment, Instruments & Components - 12.5%
Bel Fuse Cl. B	60,018	3,619,685
ePlus [1]	70,724	5,554,663
Flex [1]	179,234	5,127,885
Insight Enterprises [1]	14,237	2,641,248
Jabil	29,113	3,899,686
Kimball Electronics [1]	158,775	3,437,479
PC Connection	42,375	2,793,784
Sanmina Corporation [1]	72,893	4,532,487
TD SYNNEX	27,426	3,101,881
Vishay Intertechnology	193,571	4,390,190
		39,098,988
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology	84,354	2,719,573
Software - 0.5%
Adeia	147,449	1,610,143
Total		48,068,496

Materials – 1.1%
Metals & Mining - 1.1%
Ryerson Holding	101,801	3,410,333
Total		3,410,333

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
RMR Group (The) Cl. A	144,223	3,461,352
Total		3,461,352

TOTAL COMMON STOCKS
(Cost $221,082,809)		301,593,514

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $9,297,986 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $9,479,002) (Cost $9,293,082)		9,293,082

TOTAL INVESTMENTS – 99.7%
(Cost $230,375,891)		310,886,596

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%	966,651

NET ASSETS – 100.0%	$311,853,247

ADR - American Depository Receipt
[1]	Non-income producing.
[2]	A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.
[3]	All or a portion of these securities were on loan as of March 31, 2024.

Tax Information:

As of March 31, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$100,961,544	$37,907,047	$50,656,215	$12,749,168
Small-Cap Portfolio	233,658,908	77,227,688	82,868,214	5,640,526

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (the “Fund” or “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$133,352,366	$–	$0	$133,352,366
Repurchase Agreement	–	4,895,835	–	4,895,835
Money Market Fund/Collateral Received for Securities Loaned	620,390	–	–	620,390
Small-Cap Portfolio
Common Stocks	301,593,514	–	–	301,593,514
Repurchase Agreement	–	9,293,082	–	9,293,082

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2024, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2024.

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$620,390	$(631,055)	$(10,665)

[1]	The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2024:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$3,899,909	$(3,814,855)	$85,054

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).